Supplemental Cash Flow Information - Schedule Of Noncash Investing and Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Accrued liabilities for purchases of property, plant and equipment	$ 66,985	$ 61,644	$ 38,566
Acquisition of assets through capital lease	$ 1,148	811	$ 1,399
Acquisition of assets through asset exchange		2,476
Sale of asset to settle liability		$ 900